Schedule of preliminary fair values of the identifiable assets acquired and liabilities acquired (Details) - BRL (R$)										12 Months Ended
		Nov. 09, 2020	Nov. 05, 2020	Nov. 03, 2020	Jul. 20, 2020		May 05, 2020		Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Indemnification assets recognised as of acquisition date	[1]									R$ 135,355,000	R$ 53,499,000
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination										R$ 13,030
I Clinic [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents		R$ 1,659,000
Restricted Cash		6,050,000
Trade Receivales		1,201,000
[custom:Inventories1-0]
[custom:RecoverableTaxesAsOfAcquisitionDate-0]		72,000
[custom:OtherAssetsAsOfAcquisitionDate-0]		20,000
[custom:RightOfUseAssetsAsOfAcquisitionDate-0]		88,000
Property, plant and equipment recognised as of acquisition date		473,000
[custom:ImdemnificationAssets-0]		1,252,000
Identifiable intangible assets recognised as of acquisition date		84,987,000
Total		95,802,000
Trade and other payables recognised as of acquisition date		619,000
Borrowings recognised as of acquisition date
[custom:LaborAndSocialObligationsAsOfAcquisitionDate-0]		1,414,000
[custom:TaxesPayableAsOfAcquisitionDate-0]		77,000
[custom:ProvisionForLegalProceedingsAsOfAcquisitionDate-0]		1,252,000
[custom:LeaseLiabilitiesAsOfAcquisitionDate-0]		88,000
[custom:AdvancesFromCustomersAsOfAcquisitionDate-0]		400,000
[custom:OtherLiabilitiesAsOfAcquisitionDate-0]
Total		3,850,000
Indemnification assets recognised as of acquisition date		91,952,000
Goodwill recognised as of acquisition date		99,168,000
Consideration transferred, acquisition-date fair value		191,120,000
Cash transferred		119,620,000
Contingent consideration recognised as of acquisition date	[2]
[custom:ConsiderationToBeTransferred-0]
[custom:PaidInShares-0]		71,500,000
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		856,000
Cash and cash equivalents in subsidiary or businesses acquired or disposed		117,961,000
[custom:NetOfCashFlowOnAcquisition]		118,817,000
Medicinae [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents		201,000
Restricted Cash
Trade Receivales
[custom:Inventories1-0]
[custom:RecoverableTaxesAsOfAcquisitionDate-0]		15,000
[custom:OtherAssetsAsOfAcquisitionDate-0]
[custom:RightOfUseAssetsAsOfAcquisitionDate-0]
Property, plant and equipment recognised as of acquisition date		17,000
[custom:ImdemnificationAssets-0]
Identifiable intangible assets recognised as of acquisition date		4,518,000
Total		4,751,000
Trade and other payables recognised as of acquisition date
Borrowings recognised as of acquisition date
[custom:LaborAndSocialObligationsAsOfAcquisitionDate-0]		159,000
[custom:TaxesPayableAsOfAcquisitionDate-0]		4,000
[custom:ProvisionForLegalProceedingsAsOfAcquisitionDate-0]
[custom:LeaseLiabilitiesAsOfAcquisitionDate-0]
[custom:AdvancesFromCustomersAsOfAcquisitionDate-0]
[custom:OtherLiabilitiesAsOfAcquisitionDate-0]
Total		163,000
Indemnification assets recognised as of acquisition date		4,588,000
Goodwill recognised as of acquisition date		4,584,000
Consideration transferred, acquisition-date fair value		9,172,000
Cash transferred		5,600,000
Contingent consideration recognised as of acquisition date	[2]	3,572,000
[custom:ConsiderationToBeTransferred-0]
[custom:PaidInShares-0]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		117,000
Cash and cash equivalents in subsidiary or businesses acquired or disposed		5,399,000
[custom:NetOfCashFlowOnAcquisition]		5,516,000
Medical Harbour [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents		47,000
Restricted Cash
Trade Receivales		159,000
[custom:Inventories1-0]
[custom:RecoverableTaxesAsOfAcquisitionDate-0]
[custom:OtherAssetsAsOfAcquisitionDate-0]		2,000
[custom:RightOfUseAssetsAsOfAcquisitionDate-0]
Property, plant and equipment recognised as of acquisition date		34,000
[custom:ImdemnificationAssets-0]
Identifiable intangible assets recognised as of acquisition date		7,359,000
Total		7,601,000
Trade and other payables recognised as of acquisition date		6,000
Borrowings recognised as of acquisition date		299,000
[custom:LaborAndSocialObligationsAsOfAcquisitionDate-0]		4,000
[custom:TaxesPayableAsOfAcquisitionDate-0]		1,000
[custom:ProvisionForLegalProceedingsAsOfAcquisitionDate-0]
[custom:LeaseLiabilitiesAsOfAcquisitionDate-0]
[custom:AdvancesFromCustomersAsOfAcquisitionDate-0]		35,000
[custom:OtherLiabilitiesAsOfAcquisitionDate-0]
Total		345,000
Indemnification assets recognised as of acquisition date		7,256,000
Goodwill recognised as of acquisition date		4,022,000
Consideration transferred, acquisition-date fair value		11,278,000
Cash transferred		5,000,000
Contingent consideration recognised as of acquisition date	[2]	6,278,000
[custom:ConsiderationToBeTransferred-0]
[custom:PaidInShares-0]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		144,000
Cash and cash equivalents in subsidiary or businesses acquired or disposed		4,953,000
[custom:NetOfCashFlowOnAcquisition]		R$ 5,097,000
Cliquefarma [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents			R$ 1,009,000
Restricted Cash
Trade Receivales			501,000
[custom:Inventories1-0]
[custom:RecoverableTaxesAsOfAcquisitionDate-0]
[custom:OtherAssetsAsOfAcquisitionDate-0]
[custom:RightOfUseAssetsAsOfAcquisitionDate-0]
Property, plant and equipment recognised as of acquisition date
[custom:ImdemnificationAssets-0]
Identifiable intangible assets recognised as of acquisition date			14,991,000
Total			16,501,000
Trade and other payables recognised as of acquisition date			8,000
Borrowings recognised as of acquisition date			580,000
[custom:LaborAndSocialObligationsAsOfAcquisitionDate-0]			102,000
[custom:TaxesPayableAsOfAcquisitionDate-0]			307,000
[custom:ProvisionForLegalProceedingsAsOfAcquisitionDate-0]
[custom:LeaseLiabilitiesAsOfAcquisitionDate-0]
[custom:AdvancesFromCustomersAsOfAcquisitionDate-0]			3,000
[custom:OtherLiabilitiesAsOfAcquisitionDate-0]
Total			1,000,000
Indemnification assets recognised as of acquisition date			15,501,000
Goodwill recognised as of acquisition date			6,588,000
Consideration transferred, acquisition-date fair value			22,089,000
Cash transferred			16,166,000
Contingent consideration recognised as of acquisition date	[2]		2,923,000
[custom:ConsiderationToBeTransferred-0]
[custom:PaidInShares-0]			3,000,000
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			336,000
Cash and cash equivalents in subsidiary or businesses acquired or disposed			15,157,000
[custom:NetOfCashFlowOnAcquisition]			R$ 15,493,000
Sociedade Universitaria Fipmoc S A [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents				R$ 397,000	R$ 6,140,000
Restricted Cash
Trade Receivales					34,309,000
[custom:Inventories1-0]
[custom:RecoverableTaxesAsOfAcquisitionDate-0]					1,295,000
[custom:OtherAssetsAsOfAcquisitionDate-0]					702,000
[custom:RightOfUseAssetsAsOfAcquisitionDate-0]					52,079,000
Property, plant and equipment recognised as of acquisition date					24,277,000
[custom:ImdemnificationAssets-0]					7,331,000
Identifiable intangible assets recognised as of acquisition date					227,534,000
Total					353,667,000
Trade and other payables recognised as of acquisition date					985,000
Borrowings recognised as of acquisition date					30,179,000
[custom:LaborAndSocialObligationsAsOfAcquisitionDate-0]					5,306,000
[custom:TaxesPayableAsOfAcquisitionDate-0]					758,000
[custom:ProvisionForLegalProceedingsAsOfAcquisitionDate-0]					7,331,000
[custom:LeaseLiabilitiesAsOfAcquisitionDate-0]					52,079,000
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination							R$ 10,990,000
Sociedade Universitaria Granario S A [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents							34,755,000
Restricted Cash
Trade Receivales							26,622,000
[custom:Inventories1-0]							352,000
[custom:RecoverableTaxesAsOfAcquisitionDate-0]							738,000
[custom:OtherAssetsAsOfAcquisitionDate-0]							12,159,000
[custom:RightOfUseAssetsAsOfAcquisitionDate-0]							87,265,000
Property, plant and equipment recognised as of acquisition date							40,775,000
[custom:ImdemnificationAssets-0]							71,669,000
Identifiable intangible assets recognised as of acquisition date							510,356,000
Total							784,691,000
Trade and other payables recognised as of acquisition date							6,197,000
Borrowings recognised as of acquisition date							5,533,000
[custom:LaborAndSocialObligationsAsOfAcquisitionDate-0]							22,854,000
[custom:TaxesPayableAsOfAcquisitionDate-0]							94,025,000
[custom:ProvisionForLegalProceedingsAsOfAcquisitionDate-0]							71,669,000
[custom:LeaseLiabilitiesAsOfAcquisitionDate-0]							87,265,000
[custom:AdvancesFromCustomersAsOfAcquisitionDate-0]					10,745,000		3,387,000
[custom:OtherLiabilitiesAsOfAcquisitionDate-0]					5,739,000		4,878,000
Total					113,122,000		295,808,000
Indemnification assets recognised as of acquisition date					240,545,000		488,883,000
Goodwill recognised as of acquisition date					87,777,000		130,073,000
Consideration transferred, acquisition-date fair value					328,322,000		618,956,000
Cash transferred					328,322,000		375,670,000
Contingent consideration recognised as of acquisition date						[3]		[2]
[custom:ConsiderationToBeTransferred-0]							243,286,000
[custom:PaidInShares-0]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination					177,000
Cash and cash equivalents in subsidiary or businesses acquired or disposed							340,915,000
[custom:NetOfCashFlowOnAcquisition]							R$ 351,905,000
R X P R O [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents									R$ 91,000
Restricted Cash
Trade Receivales									1,211,000
[custom:Inventories1-0]									246,000
[custom:RecoverableTaxesAsOfAcquisitionDate-0]									112,000
[custom:OtherAssetsAsOfAcquisitionDate-0]									366,000
[custom:RightOfUseAssetsAsOfAcquisitionDate-0]									82,000
Property, plant and equipment recognised as of acquisition date									42,000
[custom:ImdemnificationAssets-0]
Identifiable intangible assets recognised as of acquisition date									6,330,000
Total									8,480,000
Trade and other payables recognised as of acquisition date									1,060,000
Borrowings recognised as of acquisition date
[custom:LaborAndSocialObligationsAsOfAcquisitionDate-0]									62,000
[custom:TaxesPayableAsOfAcquisitionDate-0]									100,000
[custom:ProvisionForLegalProceedingsAsOfAcquisitionDate-0]
[custom:LeaseLiabilitiesAsOfAcquisitionDate-0]									82,000
[custom:AdvancesFromCustomersAsOfAcquisitionDate-0]
[custom:OtherLiabilitiesAsOfAcquisitionDate-0]
Total									1,304,000
Indemnification assets recognised as of acquisition date									7,176,000
Goodwill recognised as of acquisition date									38,446,000
Consideration transferred, acquisition-date fair value									45,622,000
Cash transferred									30,263,000
Contingent consideration recognised as of acquisition date									10,171,000
[custom:ConsiderationToBeTransferred-0]									76,000
[custom:PaidInShares-0]									5,112,000
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination											R$ 264,000
Cash and cash equivalents in subsidiary or businesses acquired or disposed					322,182,000				30,172,000
[custom:NetOfCashFlowOnAcquisition]					R$ 322,359,000				R$ 30,436,000
Shosp [Member]
IfrsStatementLineItems [Line Items]
Restricted Cash
Trade Receivales
[custom:Inventories1-0]
[custom:RecoverableTaxesAsOfAcquisitionDate-0]				1,000
[custom:OtherAssetsAsOfAcquisitionDate-0]
[custom:RightOfUseAssetsAsOfAcquisitionDate-0]
Property, plant and equipment recognised as of acquisition date				5,000
[custom:ImdemnificationAssets-0]
Identifiable intangible assets recognised as of acquisition date				4,856,000
Total				5,259,000
Trade and other payables recognised as of acquisition date				1,000
Borrowings recognised as of acquisition date
[custom:LaborAndSocialObligationsAsOfAcquisitionDate-0]				89,000
[custom:TaxesPayableAsOfAcquisitionDate-0]				123,000
[custom:ProvisionForLegalProceedingsAsOfAcquisitionDate-0]
[custom:LeaseLiabilitiesAsOfAcquisitionDate-0]
[custom:AdvancesFromCustomersAsOfAcquisitionDate-0]				167,000
[custom:OtherLiabilitiesAsOfAcquisitionDate-0]
Total				380,000
Indemnification assets recognised as of acquisition date				4,879,000
Goodwill recognised as of acquisition date				3,022,000
Consideration transferred, acquisition-date fair value				7,901,000
Cash transferred				5,855,000
Contingent consideration recognised as of acquisition date	[2]			1,592,000
[custom:ConsiderationToBeTransferred-0]				454,000
[custom:PaidInShares-0]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				188,000
Cash and cash equivalents in subsidiary or businesses acquired or disposed				5,458,000
[custom:NetOfCashFlowOnAcquisition]				R$ 5,646,000

[1]	Under the terms of the Share Purchase and Sale Agreements ("Agreements") between the Company and the selling shareholders of the subsidiaries acquired, the Company assesses that the selling shareholders are exclusively responsible for any provisions (including labor, tax and civil), which are or will be the subject of a claim by any third party, arising from the act or fact occurred, by action or omission, prior to or on the closing dates of the acquisitions.
[2]	During the measurement period, the goodwill for the acquisition of UniSL was adjusted to R$4,420 as a result of (i) a purchase consideration decrease of R$7,816 and (ii) adjustments increasing intangible assets to R$ 314,097 and a decrease in p
[3]	During the measurement period, the goodwill for the acquisition of UniRedentor was adjusted to R$77,662 as a result of an increase of intangible assets to R$142,399 and a purchase price consideration adjustment of R$ 4,503.